Lease commitments (Tables)	12 Months Ended
Mar. 31, 2016
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2015	2016
Class of property
Building	15,872	18,411
Machinery and equipment	30,764	29,087
Less - Accumulated depreciation	(27,647)	(27,738)

	18,989	19,760

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2016 are as follows:

Years ending March 31,	Yen in millions
2017	5,142
2018	3,456
2019	3,076
2020	2,443
2021	1,775
Thereafter	11,650

Total minimum lease payments	27,542
Less - Amount representing interest	(6,040)

Present value of net minimum lease payments	21,502
Less - Current obligations	(4,250)

Long-term capital lease obligations	17,252

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2016 are as follows:

Years ending March 31,	Yen in millions
2017	13,747
2018	11,565
2019	8,253
2020	6,179
2021	4,897
Thereafter	24,766

Total minimum future rentals	69,407